Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total convertible debentures	$ 1,165,300	$ 300,000
Less: unamortized debt discounts	(790,621)	(241,634)
Convertible debentures	374,679	58,366
Convertible Debt [Member]
Total convertible debentures	122,400
Convertible Debt One [Member]
Total convertible debentures	266,500
Convertible Debt Two [Member]
Total convertible debentures	150,000
Convertible Debt Three [Member]
Total convertible debentures	122,400
Convertible Debt Four [Member]
Total convertible debentures	316,000
Convertible Debt Five [Member]
Total convertible debentures	76,500
Convertible Debt Six [Member]
Total convertible debentures	76,500
Convertible Debt Seven [Member]
Total convertible debentures		200,000
Convertible Debt Eight [Member]
Total convertible debentures		35,000
Convertible Debt Nine [Member]
Total convertible debentures		30,000
Convertible Debt Ten [Member]
Total convertible debentures	$ 35,000	$ 35,000